Consolidated Statements of Comprehensive Income (Loss) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Consolidated Statements of Comprehensive Income (Loss) [Abstract]
Net income	$ 556	3,510	12,325	1,243
Foreign currency translation loss	(2,384)	(15,004)	(10,572)	(5)
Unrealized gain (loss) on available-for-sale securities	(1,438)	(9,053)	(7,063)	16,451
Comprehensive income (loss)	(3,266)	(20,547)	(5,310)	17,689
Less: comprehensive (loss) attributable to the non-controlling interest	(2)	(15)		(89)
Comprehensive income (loss) attributable to the Company	$ (3,264)	(20,532)	(5,310)	17,778